Contingencies	9 Months Ended
Sep. 30, 2024
Disclosure of contingencies arrangements arrangement [abstract]
Contingencies

Note 19 - Contingencies:

The Company is involved in several lawsuits and claims derived from the ordinary course of business. It is expected that the outcome of these matters will not have significant adverse effects on the Company's financial position or future consolidated results of operations.